Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Total assets by segment
The following table summarizes total assets by segment:

(in millions)
	December 31,	December 31,
	2012	2011

North America	$1,160.4	$688.0
International	504.1	422.2
Inter-segment eliminations	(351.5)	(272.0)
	$1,313.0	$838.2

Long-lived assets by segment	The following table summarizes long-lived assets by segment:
(in millions)
	December 31, 2012	December 31, 2011
North America	$395.7	$378.3
International	69.5	62.0
	$465.2	$440.3

Segment financial information
The following table summarizes segment information:

(in millions)
	Year Ended December 31,
	2012	2011	2010
Net sales from external customers:
North America
Mattresses	$666.6	$693.4	$539.2
Pillows	73.0	75.6	65.7
Other	224.7	235.7	167.1
	$964.3	$1,004.7	$772.0

International
Mattresses	$268.0	$250.9	$196.4
Pillows	85.3	76.1	64.8
Other	85.3	86.2	72.2
	$438.6	$413.2	$333.4

	$1,402.9	$1,417.9	$1,105.4

Inter-segment sales:
North America	$0.9	$5.0	$0.4
International	1.5	2.2	2.4
Inter-segment eliminations	(2.4)	(7.2)	(2.8)
	$—	$—	$—

Gross profit:
North America	$449.3	$499.8	$358.3
International	265.3	243.3	197.1
	$714.6	$743.1	$555.4
Operating income:
North America	$144.4	$236.9	$152.8
International	103.9	103.6	93.1
	$248.3	$340.5	$245.9

Income before income taxes:
North America	$126.2	$224.6	$137.7
International	103.0	103.8	93.2
	$229.2	$328.4	$230.9

Depreciation and amortization (including stock-based compensation amortization):
North America	$30.6	$41.1	$34.9
International	11.4	9.9	9.1
	$42.0	$51.0	$44.0

Intercompany royalties:
North America	$12.7	$12.3	$9.8
International	(12.7)	(12.3)	(9.8)

Capital expenditures:
North America	$36.8	$18.8	$11.0
International	(13.7)	(10.7)	(7.1)
	$50.5	$29.5	$18.1